Offerings - Offering: 1	Nov. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	SeniorUnsecuredNotes
Amount Registered | shares	10,820,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 10,820,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,656.54
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $10,820,000.